Acquisitions (Q3) (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2019	May 06, 2019	Jun. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Total purchase price	$ 38,200,000	$ 146,569,000
Cash consideration					$ 20,513,000	$ 0
Assets
Cash and cash equivalents		391,000
Restricted cash		25,000
Accounts receivable		69,000
Inventories		95,000
Prepaid expenses and other current assets		380,000
Intangible assets		986,000
Other assets		74,000
Total Assets		2,020,000
Liabilities
Warrant derivative liability		(2,130,000)
Accounts payable & accrued liabilities		(697,000)
Total Liabilities		2,827,000
Net Assets (Liabilities) Acquired		(807,000)
Goodwill				$ 18,614,000	18,614,000	$ 0
Loss on acquisitions		(147,376,000)
Revision of Prior Period, Error Correction, Adjustment
Liabilities
Loss on acquisitions			$ (2,600,000)
Halo
Acquisitions [Abstract]
Total purchase price	38,244,000
Cash consideration	20,500,000
Value of common stock issued	3,900,000
Seller notes	15,000,000
Seller warrants	300,000
Assets
Property and equipment	260,000
Accounts receivable	5,540,000
Inventories	5,160,000
Intangible assets	14,690,000
Other assets	329,000
Total Assets	25,979,000
Liabilities
Accounts payable	4,628,000
Accrued liabilities	1,553,000
Long term liability	168,000
Total Liabilities	6,349,000
Net Assets (Liabilities) Acquired	19,630,000
Goodwill	$ 18,614,000				$ 18,600,000
Halo | Customer relationships
Liabilities
Estimated useful lives of intangible assets				7 years	7 years
Halo | Trade name
Liabilities
Estimated useful lives of intangible assets				15 years	15 years
Better Choice Company
Acquisitions [Abstract]
Total purchase price		37,949,000
Value of common stock issued		32,700,000
Assets
Cash and cash equivalents		7,000
Restricted cash		0
Accounts receivable		0
Inventories		0
Prepaid expenses and other current assets		32,000
Intangible assets		986,000
Other assets		0
Total Assets		1,025,000
Liabilities
Warrant derivative liability		(2,130,000)
Accounts payable & accrued liabilities		(544,000)
Total Liabilities		2,674,000
Net Assets (Liabilities) Acquired		(1,649,000)
Loss on acquisitions		(39,598,000)
Bona Vida
Acquisitions [Abstract]
Total purchase price		108,620,000
Assets
Cash and cash equivalents		384,000
Restricted cash		25,000
Accounts receivable		69,000
Inventories		95,000
Prepaid expenses and other current assets		348,000
Intangible assets		0
Other assets		74,000
Total Assets		995,000
Liabilities
Warrant derivative liability		0
Accounts payable & accrued liabilities		(153,000)
Total Liabilities		153,000
Net Assets (Liabilities) Acquired		842,000
Loss on acquisitions		$ (107,778,000)